Share Based Awards - Stock compensation expense (Details) - USD ($)	3 Months Ended	9 Months Ended
	Jan. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
General and administrative	$ 336,301	$ 525,559
Research and development	179,157	199,047
Operations	170,612	175,586
Sales and marketing	168,125	168,125
Total	$ 854,195	$ 1,068,317